Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Basis of Presentation and Summary of Significant Accounting Policies [Abstarct]
Basis of presentation

Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with the generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. These unaudited condensed consolidated financial statements have been prepared on the same basis as its annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for the fair statement of the Company’s financial information. These interim results are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2025, or for any other interim period or for any other future year. All intercompany balances and transactions have been eliminated in consolidation.

Basis of presentation

The accompanying financial statements have been prepared in accordance with the generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The Company’s fiscal year end date is December 31.

Principles of consolidation

Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries, which include its wholly owned subsidiaries and VIE over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All transactions and balances among the Company and its subsidiaries and VIE have been eliminated upon consolidation.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include its wholly owned subsidiaries and VIE over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All transactions and balances among the Company and its subsidiaries and VIE have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities reported and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from these estimates.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities reported and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from these estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of amounts held as cash on hand and bank deposits.

From time to time, the Company may maintain bank balances in interest bearing accounts in excess of the $250,000 currently insured by the Federal Deposit Insurance Corporation for interest bearing accounts (there is currently no insurance limit for deposits in noninterest bearing accounts). The Company has not experienced any losses with respect to cash. Management believes our Company is not exposed to any significant credit risk with respect to its cash. The amount in excess of the FDIC insurance was $0 as of March 31, 2025.

Cash and cash equivalents

Cash and cash equivalents consist of amounts held as cash on hand and bank deposits.

From time to time, the Company may maintain bank balances in interest bearing accounts in excess of the $250,000 currently insured by the Federal Deposit Insurance Corporation for interest bearing accounts (there is currently no insurance limit for deposits in noninterest bearing accounts). The Company has not experienced any losses with respect to cash. Management believes our Company is not exposed to any significant credit risk with respect to its cash. The amount in excess of the FDIC insurance was $0 as of December 31, 2024.

Prepayments and other current assets

Prepayments and other current assets

Prepaid expenses and other current assets primarily include prepaid expenses paid to product providers, and other deposits. Management regularly reviews the aging of such balances and changes in payment and realization trends and records allowances when management believes collection or realization of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of March 31, 2025 and December 31, 2024, no allowance for doubtful account was recorded.

Prepayments and other current assets

Prepaid expenses and other current assets primarily include prepaid expenses paid to product providers, and other deposits. Management regularly reviews the aging of such balances and changes in payment and realization trends and records allowances when management believes collection or realization of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of December 31, 2024 and 2023, no allowance for doubtful account was recorded.

Accounts receivable, net

Accounts receivable, net

Starting from January 1, 2023, the Company adopted ASU No.2016-13 “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”). The Company used a modified retrospective approach, and the adoption does not have an impact on our consolidated financial statements. During the ordinary course of business, the Company extends unsecured credit to its customers. Accounts receivable are stated at the amount the Company expects to collect from customers. An allowance for expected credit loss is recorded in the period in which loss is determined to be probable based on lifetime expected losses considering historical, current, and forecasted conditions. Amounts deem uncollectible are written off against the allowance after all collection efforts have ceased.

Accounts receivable, net

Starting from January 1, 2023, the Company adopted ASU No.2016-13 “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”). The Company used a modified retrospective approach, and the adoption does not have an impact on our consolidated financial statements. During the ordinary course of business, the Company extends unsecured credit to its customers. Accounts receivable are stated at the amount the Company expects to collect from customers. An allowance for expected credit loss is recorded in the period in which loss is determined to be probable based on lifetime expected losses considering historical, current, and forecasted conditions. Amounts deem uncollectible are written off against the allowance after all collection efforts have ceased.

Inventory

Inventory

Inventory consists of finished goods ready for sale and is stated at the lower of cost and net realizable value. The Company values its inventory using the weighted average costing method. The Company’s policy is to include as a part of cost of goods sold any freight incurred to ship the product from its vendors to warehouses. Outbound freight costs related to shipping costs to customers are considered periodic costs and are reflected in cost of revenue. The Company regularly reviews inventory and considers forecasts of future demand, market conditions and product obsolescence.

If the estimated realizable value of the inventory is less than cost, the Company makes provisions in order to reduce its carrying value to its estimated market value. The Company also reviews inventory for slow moving inventory and obsolescence and records impairment for obsolescence. For the three months ended March 31, 2025 and 2024, inventory impairment loss amounted to $0 and $0.

Inventory

Inventory consists of finished goods ready for sale and is stated at the lower of cost and net realizable value. The Company values its inventory using the weighted average costing method. The Company’s policy is to include as a part of cost of goods sold any freight incurred to ship the product from its vendors to warehouses. Outbound freight costs related to shipping costs to customers are considered periodic costs and are reflected in cost of revenue. The Company regularly reviews inventory and considers forecasts of future demand, market conditions and product obsolescence.

If the estimated realizable value of the inventory is less than cost, the Company makes provisions in order to reduce its carrying value to its estimated market value. The Company also reviews inventory for slow moving inventory and obsolescence and records impairment for obsolescence. During the year ended December 31, 2024 and 2023, inventory impairment loss amounted to $2,315,209 and $1,269,469, respectively.

Cost method investment

Cost method investment

The Company accounts for investments with less than 20% of the voting shares and does not have the ability to exercise significant influence over operating and financial policies of the investee using the cost method. The Company records cost method investment at the historical cost in its consolidated financial statements and subsequently records any dividends received from the net accumulated earrings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reduction in the cost of the investments.

Cost method investment is evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near-term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. No event had occurred and indicated that other-than-temporary impairment existed and therefore during the three months ended March 31, 2025 and 2024, the Company did not record any impairment charges for its investments.

Cost method investment

The Company accounts for investments with less than 20% of the voting shares and does not have the ability to exercise significant influence over operating and financial policies of the investee using the cost method. The Company records cost method investment at the historical cost in its consolidated financial statements and subsequently records any dividends received from the net accumulated earrings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reduction in the cost of the investments.

Cost method investment is evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near-term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value. No event had occurred and indicated that other-than-temporary impairment existed and therefore during the year ended December 31, 2024 and 2023, the Company did not record any impairment charges for its investments.

Deposits

Deposits

Deposit consists of security deposits for vendors and deposits for acquisition. To maintain a stable supply for goods and build a long-term relationship, the Company may pay certain amount of funds to its vendors as security deposits which are recorded as non-current assets on the balance sheet depending on its return date. On November 22, 2024, NM Data entered into an investment agreement to acquire 51% of Future Tech Incorporated (“Future Tech”), an Ohio-based company, for the development and construction of a 50MW high density data center and a vertical farming facility in Stryker, Ohio. The closing of the acquisition of FutureTech is subject to Future Tech’s executing an electricity sales and purchase agreement with a certain supplier set forth in the agreement and Future Tech entering into a ten-year lease option to purchase indoor space as set forth in the agreement. As of March 31, 2025, the deposit for acquisition of Future Tech was $700,000.

Deposits

Deposit consists of security deposits for vendors and deposits for acquisition. To maintain a stable supply for goods and build a long-term relationship, the Company may pay certain amount of funds to its vendors as security deposits which are recorded as non-current assets on the balance sheet depending on its return date. On November 22, 2024, NM Data entered into an investment agreement to acquire 51% of Future Tech Incorporated (“Future Tech”), an Ohio-based company, for the development and construction of a 50MW high density data center and a vertical farming facility in Stryker, Ohio. The closing of the acquisition of FutureTech is subject to Future Tech’s executing an electricity sales and purchase agreement with a certain supplier set forth in the agreement and Future Tech entering into a ten-year lease option to purchase indoor space as set forth in the agreement. As of December 31, 2024, the deposit for acquisition of Future Tech was $401,000. Through the date of the report, $700,000 was paid to Future Tech.

Property and equipment

Property and equipment

Property and equipment are stated at historical cost. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Useful Life
Machinery and equipment	5 years
Computer and peripherals	3 years
Trucks and automobiles	5 years
Buildings	39 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations. Expenditures for maintenance and repairs are expensed as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized.

Property and equipment

Property and equipment are stated at historical cost. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Useful Life
Machinery and equipment	5 years
Computer and peripherals	3 years
Trucks and automobiles	5 years
Buildings	39 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations. Expenditures for maintenance and repairs are expensed as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist primarily of expenses paid to attorneys, consultants, underwriters, and etc. related to its merger transaction. The balance has been offset with the proceeds received after the close of the offering.

Deferred offering costs

Deferred offering costs consist primarily of expenses paid to attorneys, consultants, underwriters, and etc. related to its merger transaction. The balance has been offset with the proceeds received after the close of the offering.

Goodwill

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Company has the option to assess qualitative factors to determine whether it is necessary to perform further impairment testing in accordance with ASC 350-20, as amended by ASU 2017-04. If the Company believes, as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, then the impairment test described below is required. The Company compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, impairment is recognized for the difference, limited to the amount of goodwill recognized for the reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow. For the year ended December 31, 2024 and 2023, goodwill impairment loss amounted $0 and $1,023,533, respectively.

Fair value measurement

Fair value measurement

The Company adopted ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Fair value measurement

The Company adopted ASC Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that reflect the Company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Fair values of financial instruments

Fair values of financial instruments

Financial instruments include cash and cash equivalents, accounts receivable, prepayments, loan receivable, and other current assets, other payable and accrued liabilities, accounts payable — related parties, short term loans and taxes payable. The Company considers the carrying amount of short-term financial instruments to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization. The Company’s long-term debts are measured at amortized cost, no fair value option is elected.

Fair values of financial instruments

Financial instruments include cash and cash equivalents, accounts receivable, prepayments, loan receivable, and other current assets, other payable and accrued liabilities, accounts payable — related parties, short term loans and taxes payable. The Company considers the carrying amount of short-term financial instruments to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization. The Company’s long-term debts are measured at amortized cost, no fair value option is elected.

Revenue recognition

Revenue recognition

The Company follows Accounting Standards Codification (“ASC”) 606 Revenue Recognition and recognizes revenue from product sales revenues, net of promotional discounts and return allowances, when the following revenue recognition criteria are met: a contract has been identified, separate performance obligations are identified, the transaction price is determined, the transaction price is allocated to separate performance obligations and revenue is recognized upon satisfying each performance obligation.

The Company is a growing agriculture technology company providing CEA hardware products to growers in the controlled environment agriculture industry setting in North America.  Majority of the Company’s products were grow lights and related products for the indoor growing settings. Starting from first quarter of 2024, the Company also provides indoor grow containers to its customers.

The Company’s contracts with customers where the amounts charged per product is fixed and determinable, the specific terms of the contracts were agreed on by the Company including payment terms which are typically 30 to 60 days for existing customers and prepaid for most new customers. In certain contracts involving sales to customers that entered into rebate programs who can get rebates with utility companies for using LED lighting, payment term ranges from 60 to 120 days.

The Company’s performance obligation is to deliver the products to customers. For indoor grow container products, the Company also involved in customization of the products to suit customer’s specific needs. The provision of customization and configuration to meet certain technical specification per US market and delivery of product is considered one performance obligation as the services provided are not distinct within the context of the contract whereas the customers can only obtain benefit when the services and products are provided together. At times, the Company may charge customers shipping and handling for delivery of products, control of goods does not transfer to the customer before shipment, therefore shipping is not a promised service to the Company and is not considered a separate performance obligation. Any fee charged for shipping would be included in the transaction price for the good.

Transaction prices are mostly fixed. In some contracts, when determining the transaction price, the Company adjusts consideration for the effects of the time value of money if the timing of payments provides the Company with a significant benefit of financing. The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customers and the transfer of the promised goods or services to the licensees will be one year or less.  For customers that entered into rebate programs with utility companies, transaction price may depend on level of energy saving the products achieved. The Company estimated the amount of consideration using the expected value of the most likely amount depending on which method the Company expects to better predict the amount of consideration to which it will receive with a constraint applied such that a significant reversal of revenue is not probable.

The Company transfers the risk of loss or damage upon shipment, therefore, revenue from product sales is recognized at a point in time when control of product transfer to customer and the Company has no further obligation to provide services related to such product evidenced by customer signing acceptances upon receipt of goods. Return allowances, which reduce product revenue by the Company’s best estimate of expected product returns, are estimated using historical experience.

The Company evaluates the criteria of ASC 606 — Revenue Recognition Principal-Agent Considerations in determining whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. The Company ships the products according to shipping terms on the purchase order or sales order. Once delivery is complete, the Company then sends an invoice to the customer according to the quantity and price of shipment.

The Company evaluates the indicators of control in accordance with ASU 2016-08: 1) the Company is the most visible entity to customers and assumes fulfilment risk and risks related to the acceptability of products, including addressing customer inquiries directly and handling of product returns or refunds directly if any. For grow light products, the Company has its own brand for marketing. For indoor grow containers products, the Company is also involved in the design and technical specification of the products to meet requirement in the US market. 2) The Company assumes inventory risk either through storing the products in its own warehouses; or for drop shipments directly from vendors, the Company takes the title from vendors through inspection and acceptance and is responsible for product damage during shipment period prior to acceptance of its customers and is also responsible for product return if the customer is not satisfied with the products. 3) The Company determines the resale price of the products. 4) The Company is the party that directs the use of the inventory and can prevent the vendor from transferring the product to a customer or to redirect the products to a different customer, after evaluating the above scenario, the Company considers itself the principal of these arrangements and records revenue on a gross basis.

The Company’s disaggregate revenue stream by products are summarized below:

	For the Three Months Ended
	March 31, 2025	March 31, 2024

Grow light	$850,899	$2,026,566
Indoor grow containers	-	143,781
Grow Media and others	255,920	34,373
Total	$1,106,819	$2,204,720

Prepayments received from customers prior to the delivery of goods to customers or picked up by the customers are recorded as contract liability under the account Deferred income — contract liabilities.

Movements of deferred income — contract liabilities (including related party) consisted of the following as of the date indicated:

	As of March 31, 2025	As of December 31, 2024
Beginning balance	$231,258	$118,909
Prepayments from customers	211,334	1,054,171
Recognized as revenues	(303,050)	(941,822)
Ending balance	$139,542	$231,258

The Company periodically provides incentive offers to its customers to encourage purchases. Such offers include current discount offers, such as percentage discounts off current purchases and other similar offers. Current discount offers, when accepted by the Company’s customers, are treated as a reduction to the transaction price of the related transaction.

Sales discounts are recorded in the period in which the related sale is recognized. Sales return allowances are recorded and estimated based on historical returns which were generally immaterial to the Company.

Estimated warranty are immaterial because suppliers provide a warranty period of 1-5 years for all products, varying depending on the product type. After customers provide their purchase invoices and serial numbers for the return products, the factories will issue the replacement products. Additionally, the factories will also bear the corresponding shipping costs, making the company’s warranty expenses negligible.

Revenue recognition

The Company follows Accounting Standards Codification (“ASC”) 606 Revenue Recognition and recognizes revenue from product sales revenues, net of promotional discounts and return allowances, when the following revenue recognition criteria are met: a contract has been identified, separate performance obligations are identified, the transaction price is determined, the transaction price is allocated to separate performance obligations and revenue is recognized upon satisfying each performance obligation.

The Company is a growing agriculture technology company providing CEA hardware products to growers in the controlled environment agriculture industry setting in North America.  Majority of the Company’s products were grow lights and related products for the indoor growing settings. Starting from first quarter of 2024, the Company also provides indoor grow containers to its customers.

The Company’s contracts with customers where the amounts charged per product is fixed and determinable, the specific terms of the contracts were agreed on by the Company including payment terms which are typically 30 to 60 days for existing customers and prepaid for most new customers. In certain contracts involving sales to customers that entered into rebate programs who can get rebates with utility companies for using LED lighting, payment term ranges from 60 to 120 days.

The Company’s performance obligation is to deliver the products to customers. For indoor grow container products, the Company also involved in customization of the products to suit customer’s specific needs. The provision of customization and configuration to meet certain technical specification per US market and delivery of product is considered one performance obligation as the services provided are not distinct within the context of the contract whereas the customers can only obtain benefit when the services and products are provided together. At times, the Company may charge customers shipping and handling for delivery of products, control of goods does not transfer to the customer before shipment, therefore shipping is not a promised service to the Company and is not considered a separate performance obligation. Any fee charged for shipping would be included in the transaction price for the good.

Transaction prices are mostly fixed. In some contracts, when determining the transaction price, the Company adjusts consideration for the effects of the time value of money if the timing of payments provides the Company with a significant benefit of financing. The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customers and the transfer of the promised goods or services to the licensees will be one year or less. The Company had one contract with customer with installment payment terms of up to 16 months. The difference between the contract price and the Company’s cash selling price of the same products are recognized as interest income over the term of the payments. Interest income amounted to $0 and $78,385 for the year ended December 31, 2024 and 2023, respectively. This contract was terminated on July 12, 2023. For customers that entered into rebate programs with utility companies, transaction price may depend on level of energy saving the products achieved. The Company estimated the amount of consideration using either the expected value of the most likely amount depending on which method the Company expects to better predict the amount of consideration to which it will receive with a constraint applied such that a significant reversal of revenue is not probable.

The Company transfers the risk of loss or damage upon shipment, therefore, revenue from product sales is recognized at a point in time when control of product transfer to customer and the Company has no further obligation to provide services related to such product evidenced by customer signing acceptances upon receipt of goods. Return allowances, which reduce product revenue by the Company’s best estimate of expected product returns, are estimated using historical experience.

The Company evaluates the criteria of ASC 606 — Revenue Recognition Principal-Agent Considerations in determining whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. The Company ships the products according to shipping terms on the purchase order or sales order. Once delivery is complete, the Company then sends an invoice to the customer according to the quantity and price of shipment.

The Company evaluates the indicators of control in accordance with ASU 2016-08: 1) the Company is the most visible entity to customers and assumes fulfilment risk and risks related to the acceptability of products, including addressing customer inquiries directly and handling of product returns or refunds directly if any. For grow light products, the Company has its own brand for marketing. For indoor grow containers products, the Company is also involved in the design and technical specification of the products to meet requirement in the US market. 2) The Company assumes inventory risk either through storing the products in its own warehouses; or for drop shipments directly from vendors, the Company takes the title from vendors through inspection and acceptance and is responsible for product damage during shipment period prior to acceptance of its customers and is also responsible for product return if the customer is not satisfied with the products. 3) The Company determines the resale price of the products. 4) The Company is the party that directs the use of the inventory and can prevent the vendor from transferring the product to a customer or to redirect the products to a different customer, after evaluating the above scenario, the Company considers itself the principal of these arrangements and records revenue on a gross basis.

The Company’s disaggregate revenue stream by products are summarized below:

	For the Years Ended
	December 31, 2024	December 31, 2023

Grow light	$8,910,308	$8,932,751
Indoor grow containers	143,781	-
Grow Media and others	207,494	-
Total	$9,261,583	$8,932,751

Prepayments received from customers prior to the delivery of goods to customers or picked up by the customers are recorded as contract liability under the account Deferred income — contract liabilities.

Movements of deferred income — contract liabilities (including related party) consisted of the following as of the date indicated:

	As of December 31, 2024	As of December 31, 2023
Beginning balance	$118,909	$808,118
Prepayments from customers	1,054,171	1,370,836
Recognized as revenues	(941,822)	(2,060,045)
Ending balance	$231,258	$118,909

The Company periodically provides incentive offers to its customers to encourage purchases. Such offers include current discount offers, such as percentage discounts off current purchases and other similar offers. Current discount offers, when accepted by the Company’s customers, are treated as a reduction to the transaction price of the related transaction.

Sales discounts are recorded in the period in which the related sale is recognized. Sales return allowances are recorded and estimated based on historical returns which were generally immaterial to the Company.

Estimated warranty are immaterial because suppliers provide a warranty period of 1-5 years for all products, varying depending on the product type. After customers provide their purchase invoices and serial numbers for the return products, the factories will issue the replacement products. Additionally, the factories will also bear the corresponding shipping costs, making the company’s warranty expenses negligible.

Cost of revenue	Cost of revenue Cost of revenue mainly consist of costs for purchases of products and related storage, warehouse rent, outbound freight, delivery fees and payroll related expenses.	Cost of revenue Cost of revenue mainly consist of costs for purchases of products and related storage, warehouse rent, outbound freight, delivery fees and payroll related expenses.
Segment reporting

Segment reporting

The Company follows ASC 280, Segment Reporting. The Company’s chief operating decision maker, the Chief Executive Officer, reviews the results of operations when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are all located in California, United States, and substantially all the Company’s revenues are derived from within the USA. Therefore, no geographical segments are presented.

Segment reporting

The Company follows ASC 280, Segment Reporting. The Company’s chief operating decision maker, the Chief Executive Officer, reviews the results of operations when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are all located in California, United States, and substantially all the Company’s revenues are derived from within the USA. Therefore, no geographical segments are presented.

Leases

Leases

The Company follows ASC 842 — Leases (“ASC 842”), which requires lessees to record right-of-use (“ROU”) assets and related lease obligations on the balance sheet, as well as disclose key information regarding leasing arrangements.

ROU assets represent our right to use an underlying asset for the lease terms and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, the Company generally uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Leases

The Company follows ASC 842 — Leases (“ASC 842”), which requires lessees to record right-of-use (“ROU”) assets and related lease obligations on the balance sheet, as well as disclose key information regarding leasing arrangements.

ROU assets represent our right to use an underlying asset for the lease terms and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, the Company generally uses its incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Income taxes

Income taxes

The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their perspective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded, when necessary, to reduce deferred tax assets to the amount expected to be realized.

As a result of the implementation of certain provisions of ASC 740, Income Taxes (“ASC 740”), which clarifies the accounting and disclosure for uncertainty in tax position, as defined, ASC 740 seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. The Company follows the provisions of ASC 740 and has analyzed filing positions in each of the federal and state jurisdictions where the Company is required to file income tax returns, as well as open tax years in such jurisdictions. The Company has identified the U.S. federal jurisdiction, and the states of Delaware, as its “major” tax jurisdictions.

The Company believes that our income tax filing positions and deductions will be sustained on audit and do not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740. The Company’s policy for recording interest and penalties associated with income-based tax audits is to record such items as a component of income taxes.

Income taxes

The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their perspective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded, when necessary, to reduce deferred tax assets to the amount expected to be realized.

As a result of the implementation of certain provisions of ASC 740, Income Taxes (“ASC 740”), which clarifies the accounting and disclosure for uncertainty in tax position, as defined, ASC 740 seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. The Company follows the provisions of ASC 740 and has analyzed filing positions in each of the federal and state jurisdictions where the Company is required to file income tax returns, as well as open tax years in such jurisdictions. The Company has identified the U.S. federal jurisdiction, and the states of Delaware, as its “major” tax jurisdictions.

The Company believes that our income tax filing positions and deductions will be sustained on audit and do not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740. The Company’s policy for recording interest and penalties associated with income-based tax audits is to record such items as a component of income taxes.

Stock-based compensation

Stock-based compensation

The Company accounts for stock-based compensation awards to employees in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation”, which requires that stock-based payment transactions with employees be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period. To the extent a stock-based award is subject to a performance condition, the amount of expense recorded in a given period, if any,  reflects an assessment of the probability of achieving such performance condition, with compensation recognized once the event is deemed probable to occur. Forfeitures are recognized as incurred.

The Company accounts for stock-based compensation awards to non-employees in accordance with FASB ASC Topic 718 amended by ASU 2018-07. Under FASB ASC Topic 718, stock compensation granted to non-employees has been determined as the fair value of the consideration received or the fair value of equity instrument issued, whichever is more reliably measured and is recognized as an expense as the goods or services are received.

Stock-based compensation

The Company accounts for stock-based compensation awards to employees in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation”, which requires that stock-based payment transactions with employees be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period.

The Company accounts for stock-based compensation awards to non-employees in accordance with FASB ASC Topic 718 amended by ASU 2018-07. Under FASB ASC Topic 718, stock compensation granted to non-employees has been determined as the fair value of the consideration received or the fair value of equity instrument issued, whichever is more reliably measured and is recognized as an expense as the goods or services are received.

Warrants

Warrants

The Company evaluates the public and private warrants as either equity-classified or liability-classified instruments based on an assessment of the warrants’ specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. Pursuant to such evaluation, both public and private warrants are classified in shareholders’ equity.

For issued warrants that meet all of the criteria for equity classification and issued with debt instruments, the proceeds from the sale of the debt instruments are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds so allocated to the warrants is accounted for as paid-in capital. The remainder of the proceeds is allocated to the debt instrument portion of the transaction at a discount and amortized over the term of the debt instrument using the effective interest rate method.

Warrants

The Company evaluates the public and private warrants as either equity-classified or liability-classified instruments based on an assessment of the warrants’ specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. Pursuant to such evaluation, both public and private warrants are classified in shareholders’ equity.

For issued warrants that meet all of the criteria for equity classification and issued with debt instruments, the proceeds from the sale of the debt instruments are allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at time of issuance. The portion of the proceeds so allocated to the warrants is accounted for as paid-in capital. The remainder of the proceeds is allocated to the debt instrument portion of the transaction at a discount and amortized over the term of the debt instrument using the effective interest rate method.

Convertible notes

Convertible notes

Upon adoption of ASU 2020-06 on January 1, 2021, the elimination of the beneficial conversion feature (“BCF”) and cash conversion models in ASC 470-20 that requires separate accounting for embedded conversion features in convertible instruments results in the convertible debt instruments being recorded as a single liability (i.e., there is no separation of the conversion feature, and all proceeds are allocated to the convertible debt instruments as a single unit of account). Unless conversion features are derivatives that must be bifurcated from the host contracts in accordance with ASC 815-15 or, in the case of convertible debt, if the instruments are issued with a substantial premium, in the latter case, ASC 470-20-25-13 requires the substantial premium to be attributable to the conversion feature and recorded in additional paid-in capital (APIC).

Convertible notes

Upon adoption of ASU 2020-06 on January 1, 2021, the elimination of the beneficial conversion feature (“BCF”) and cash conversion models in ASC 470-20 that requires separate accounting for embedded conversion features in convertible instruments results in the convertible debt instruments being recorded as a single liability (i.e., there is no separation of the conversion feature, and all proceeds are allocated to the convertible debt instruments as a single unit of account). Unless conversion features are derivatives that must be bifurcated from the host contracts in accordance with ASC 815-15 or, in the case of convertible debt, if the instruments are issued with a substantial premium, in the latter case, ASC 470-20-25-13 requires the substantial premium to be attributable to the conversion feature and recorded in additional paid-in capital (APIC).

Commitments and Contingencies

Commitments and Contingencies

In the ordinary course of business, the Company is subject to certain contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and specific facts and circumstances of each matter.

Commitments and Contingencies

In the ordinary course of business, the Company is subject to certain contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and specific facts and circumstances of each matter.

Related party transactions

Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the company’s securities (ii) the Company’s management and or their immediate family, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company, A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities. ‘Transactions involving related parties cannot be presumed to be carried out on an arm’s - length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Related party transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the company’s securities (i) the Company’s management and or their immediate family, (i) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company, A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities. ‘Transactions involving related parties cannot be presumed to be caried out on an arm’s - length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Loss per share

Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of common stock by the weighted average number of common stock outstanding during the year. Diluted loss per share presents the dilutive effect on a per share basis of the potential common stock (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common stock that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted loss per share.

Loss per share

Basic loss per share is computed by dividing net loss attributable to holders of common stock by the weighted average number of common stock outstanding during the year. Diluted loss per share presents the dilutive effect on a per share basis of the potential common stock (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common stock that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted loss per share.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement–Reporting Comprehensive Income–Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires the disaggregation of certain expenses in the notes of the financials, to provide enhanced transparency into the expense captions presented on the face of the income statement. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027 and may be applied either prospectively or retrospectively. The Company is currently evaluating the impact that ASU 2024-03 will have on its related disclosures..

In November 2024, the FASB issued ASU 2024-04, Debt–Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversion of Convertible Debt Instruments (“ASU 2024–04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06, which includes the Company. Adoption can be on a prospective or retrospective basis. The Company adopted ASU 2024-04 effective January 1, 2025 on a prospective basis.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.

Recently issued accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, which is an update to Topic 280, Segment Reporting: Improvements to reportable Segment Disclosures (“ASU 2023-07”), which enhances the disclosure required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. ASU 2023-07 will be effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-07, which was applied retrospectively to all prior periods presented. Refer to Note 18 herein for further details regarding this adoption.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.